LEASES (Tables)	9 Months Ended
Mar. 31, 2023
Leases
SCHEDULE OF FINANCE LEASE EXPENSES

The components of finance lease expense are as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Depreciation of finance lease right-of-use assets	$45,548	$—	$94,171	$—
Interest on finance lease liabilities	23,712	—	46,160	—
Total finance lease costs	$69,260	$—	$140,331	$—

SCHEDULE OF MATURITIES OF THE FINANCE LEASE TO THE FINANCE LEASE LIABILITIES

The reconciliation of the maturities of the finance lease to the finance lease liabilities recorded in the condensed consolidated balance sheet as of March 31, 2023, is as follows:

2023	$245,322
2024	255,135
2025	108,457
Total lease payments	608,914
Less: imputed interest	(113,974)
Present value of lease liabilities	$494,940